SUPPLEMENT TO THE
FIDELITY OTC PORTFOLIO
PROSPECTUS
DATED SEPTEMBER 21, 1996
Effective November 1, 1996, the following information replaces the similar information found in the "Waivers" section on page 30.
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)

FIDELITY OTC PORTFOLIO
A FUND OF FIDELITY SECURITIES FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 21, 1996

The following information replaces similar information found in the "Additional Purchase and Redemption Information" section beginning on page 14.
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption 1 and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution, or (b) the distribution is transferred directly from the plan into another Fidelity account:
SUPPLEMENT TO THE FIDELITY BLUE CHIP GROWTH FUND PROSPECTUS
DATED SEPTEMBER 21, 1996
The following information replaces the similar information found in the "Sales Charge Reductions and Waivers" section beginning on page 29. WAIVERS. The fund's sales charge will not apply:
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)

SUPPLEMENT TO THE FIDELITY BLUE CHIP GROWTH FUND
STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 21, 1996
The following information replaces the similar information found in the "Additional Purchase and Redemption Information" section beginning on page 14.
The sales charge will not apply:
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption (1) above) of such employer, maintained at least one employee benefit plan that qualified for exemption
(1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution, or (b) the distribution is transferred directly from the plan into another Fidelity account.